RYDEX VARIABLE TRUST

Amerigo Fund

Clermont Fund

Select Allocation Fund

Supplement dated April 16, 2013

to the currently effective Statutory and Summary Prospectuses dated May 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory and Summary Prospectuses (collectively, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

I. Revisions to Principal Investment Strategies

Effective immediately, each Fund’s principal investment strategy is revised to replace the Fund’s comparative risk benchmark with a custom, blended equity benchmark that the Sub-Advisor believes is a more suitable comparative risk benchmark. Therefore, the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section in the Prospectuses will be replaced in its entirety with the description below. The discussion of each Fund’s new comparative risk benchmark is located in the third paragraph of the Fund’s “Principal Investment Strategies” description below.

The changes to each Fund’s principal investment strategies will have no impact on the Fund’s investment objective or the method or methods used to select the Fund’s portfolio investments, and will not result in an increase in the Fund’s fees.

Amerigo Fund

PRINCIPAL INVESTMENT STRATEGIES

The Fund, a “fund of funds,” seeks to achieve its objective by investing primarily in (i) underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) of small, mid, and large-capitalization companies, including the stock of foreign issuers, and (ii) individual securities that may provide capital appreciation. Underlying funds used by the Fund in its allocations consist primarily of exchange traded funds (“ETFs”) but may include traditional open-end investment management companies (“mutual funds”) and closed-end investment companies (“closed-end funds”).

Although the Fund does not seek current income, it may invest up to 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit quality whenever the Sub-Advisor believes these underlying funds offer a potential for capital appreciation.

The Fund’s portfolio is invested to maintain risk levels similar to those of a blended equity benchmark, which is a custom composite established by the Sub-Advisor, consisting of 80% of the Russell 3000® Index and 20% of the Morgan Stanley Capital International All-Country World Index (excluding the United States) (“MSCI ACWI (ex-US)”). The Russell 3000®

Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The MSCI ACWI (ex-US) includes both developed and emerging markets. The Sub-Advisor seeks to control risk associated with the Fund’s portfolio within a given range by estimating the cumulative risk of the Fund’s investments and keeping it near that of the blended equity benchmark. The Sub-Advisor’s assessment of the risk of an asset is based primarily on its volatility, but the Sub-Advisor considers additional risk measures such as downside risk capture, which evaluates the Fund’s performance relative to its blended equity benchmark during down periods, and beta, which is a historic measure of a portfolio’s volatility versus the market.

The Sub-Advisor actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity and bond classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected by the portfolio. When selecting underlying funds for investment, the Sub-Advisor considers the underlying fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). When the Sub-Advisor selects individual equity securities, it considers both growth prospects and anticipated dividend income. The Sub-Advisor selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities. The Sub-Advisor may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if the Sub-Advisor believes that another underlying fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, including currency hedging transactions, sell securities short, or invest in futures contracts, options and options on futures contracts. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions.

Clermont Fund

PRINCIPAL INVESTMENT STRATEGIES

The Fund, a “fund of funds,” seeks to achieve its objective by investing (i) primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) of small, mid, and large-capitalization companies, including the stock of foreign issuers, and (ii) individual securities that may provide capital appreciation. Underlying funds may include exchange-traded funds (“ETFs”), traditional open end investment companies (“mutual funds”), and closed-end investment companies (“closed-end funds”).

The Fund invests at least 20% of its total assets in long, medium, or short-term bonds and other fixed income securities of any credit quality, including “junk bonds”, underlying funds that invest in these securities in order to maximize the Fund’s total return, or in individual securities that may provide current income.

Approximately 55% of the Fund’s portfolio is invested to maintain risk levels similar to the risk level of a blended equity benchmark, which is a custom composite established by the Sub-Advisor, consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US). The remainder of the Fund’s portfolio is invested in bonds and other fixed income securities as described above. The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The MSCI ACWI (ex-US) includes both developed and emerging markets. The Sub-Advisor seeks to control and maintain the risk levels of approximately 55% of the Fund’s portfolio within a given range by estimating the cumulative risk of the Fund’s equity investments and seeking to keep it near the risk level associated with the blended equity benchmark. The Sub-Advisor’s assessment of the risk of an asset is based primarily on its volatility, but the Sub-Advisor considers additional risk measures such as downside risk capture, which evaluates the Fund’s performance relative to its blended equity benchmark during down periods, and beta, which is a historic measure of a portfolio’s volatility versus the market.

The Sub-Advisor actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the Fund’s portfolio. When selecting underlying funds for investment, the Sub-Advisor considers the underlying fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). When the Sub-Advisor selects individual equity securities, it considers both growth prospects and anticipated dividend income. The Sub-Advisor selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities. The Sub-Advisor may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if the Sub-Advisor believes that another underlying fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, including currency hedging transactions, sell securities short, or invest in futures contracts, options and options on futures contracts. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions.

Select Allocation Fund

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a “fund of funds,” seeks to achieve its objective by investing primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities of small, mid, and large-capitalization companies that may provide capital growth or appreciation. Underlying funds may include exchange-traded funds (“ETFs”), traditional open-end investment companies (“mutual funds”), and closed-end investment companies (“closed-end funds”). While pursuing its investment objective, the Fund will not invest less than 35% of its total assets in underlying funds that seek capital appreciation or growth.

The Fund may invest up to 65% of its total assets in underlying funds that seek total return, or directly or indirectly in long, medium, or short-term bonds and other fixed income securities of varying credit quality, including “junk bonds”, and maturity if the Sub-Advisor believes that these underlying funds offer a potential for total return.

Approximately 80% of the Fund’s portfolio is invested to maintain risk levels similar to the risk level of a blended equity benchmark, which is a custom composite established by the Sub-Advisor, consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US). The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The remainder of the Fund’s portfolio is invested in bonds and other fixed income securities as described above. The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The MSCI ACWI (ex-US) includes both developed and emerging markets. The Sub-Advisor seeks to control and maintain the risk levels of approximately 80% of the Fund’s portfolio within a given range by estimating the cumulative risk of the Fund’s equity investments and seeking to keep it near the risk level associated with the blended equity benchmark. The Sub-Advisor’s assessment of the risk of an asset is based primarily on its volatility, but the Sub-Advisor considers additional risk measures such as downside risk capture, which evaluates the Fund’s performance relative to its blended equity benchmark during down periods, and beta, which is a historic measure of a portfolio’s volatility versus the market. The actual investment of the Fund’s assets may range from 35% to 100% in underlying equity funds and 0% to 65% in underlying bond funds, but typically will be in the middle third of such ranges.

The Sub-Advisor actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio. When selecting underlying funds for investment, the Sub-Advisor considers the underlying fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). When the Sub-Advisor selects individual equity securities, it considers both growth prospects and anticipated dividend income. The Sub-Advisor selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities. The Sub-Advisor may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if the Sub-Advisor believes that another underlying fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts, options and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, sell securities short, or invest in futures contracts, options and options on futures contracts. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund may, but is not obligated to, engage in currency hedging transactions to seek to minimize the effect of fluctuations in relative values between the foreign currencies and the U.S. dollar. To the extent the Fund does not hedge its currency exposure, the value of the Fund’s investments will be subject to the currency exchange fluctuations between foreign currencies and the U.S. dollar. Generally, hedging involves derivative transactions such as entering into currency forward, options or futures contracts.

II. Changes to the Funds’ Portfolio Management Teams

Effective immediately, the information regarding each Fund’s portfolio managers under the headings “Management—Portfolio Manager,” in the Fund’s “Fund Summary” section in the Prospectuses is replaced in its entirety with the information below.

Amerigo Fund and Clermont Fund

PORTFOLIO MANAGERS

Paula Wieck, Manager of Investment Research. Ms. Wieck has been associated with CLS Investments, LLC since 2006.

Rusty Vanneman, CFA, Chief Investment Officer. Mr. Vanneman has been associated with CLS since 2012.

Select Allocation Fund

PORTFOLIO MANAGERS

Paula Wieck, Manager of Investment Research. Ms. Wieck has been associated with CLS Investments, LLC since 2006.

Jennifer J. Schenkelberg, CFA, Senior Portfolio Manager. Ms. Schenkelberg has been associated with CLS Investments, LLC since 2004.

Marc Pfeffer, Senior Portfolio Manager. Mr. Pfeffer has been associated with CLS Investments, LLC since 2011.

In addition, the information under the headings, “Management of the Funds—Portfolio Management,” in the Funds’ Statutory Prospectus is replaced in its entirety with the information below.

PORTFOLIO MANAGEMENT

CLS utilizes a team approach for management of the Funds, and from the team each Fund is assigned a portfolio manager (or in some cases, co-managers) that is primarily responsible for the day-to-day management of the Fund’s portfolio. The Funds’ Portfolio Management Team includes: Rusty Vanneman, CFA and Chief Investment Officer, Scott Kubie, CFA, Jennifer J. Schenkelberg, CFA, Stephen A. Donahoe, CFA, Paula Wieck, Marc Pfeffer, and Matthew Santini. CLS’s Chief Investment Officer also provides strategic direction and oversight to the portfolio management team, including their management of the Funds.

On a day-to-day basis, Ms. Wieck and Mr. Vanneman are primarily responsible for the management of the Amerigo and Clermont Funds. Ms. Wieck, Ms. Schenkelberg, and Mr. Pfeffer, are primarily responsible for the management of the Select Allocation Fund.

Marc Pfeffer joined CLS as a Senior Portfolio Manager in August 2011. Previously, Mr. Pfeffer served as Chief Investment Officer of Milestone Capital Management, LLC since 2004 and was also the head of Milestone’s portfolio management and research teams. Prior to joining Milestone, Mr. Pfeffer worked with Bear, Stearns & Co., Inc. and Goldman Sachs Asset Management.

Jennifer J. Schenkelberg has been a portfolio manager of CLS since December of 2004. Ms. Schenkelberg currently serves as Senior Portfolio Manager of CLS and has worked for CLS since 2004. Prior to joining CLS, Ms. Schenkelberg served as a Senior Financial Analyst for First National Bank of Omaha Wealth Management Group (1998-2004) and Management Trainee for First National Bank of Omaha (1997-1998).

Paula Wieck joined CLS in 2006 as a Portfolio Administrator before serving as Project Manager and later becoming a member of CLS’s portfolio management team. Ms. Wieck is the Manager of Investment Research at CLS, where she oversees CLS’s team of investment analysts and researchers. Prior to joining CLS, Ms. Wieck worked at TD Ameritrade as an Equity Analyst and Orion Advisor Services, LLC as an Implementation Specialist.

Rusty Vanneman has been the Chief Investment Officer and a portfolio manager of CLS since September 2012. Previously, Mr. Vanneman was Chief Investment Officer and Portfolio Manager at Kobren Insight Management (KIM). Mr. Vanneman’s 11-year tenure at KIM included a five-year span during which KIM was owned by E*TRADE. At KIM, Mr. Vanneman also held positions as Managing Director, Director of Research, and Portfolio Manager for the former Kobren Insight mutual funds and the hedge fund Alumni Partners. At E*TRADE, he was the Senior Market Strategist and also served on the E*TRADE Capital Management, LLC Investment Policy Committee. Prior to joining KIM, Mr. Vanneman was a Senior Analyst at Fidelity Management and Research Company’s Strategic Advisors. Prior to that, he was a Managing Analyst for Thomson Financial’s Thomson Global Markets.

Additional information about portfolio manager compensation, other accounts managed, and ownership of securities in each of the Funds is available in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.